Cover	May 24, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 24, 2022
Entity File Number	000-30377
Entity Registrant Name	PROVIDENCE RESOURCES, INC.
Entity Central Index Key	0001112064
Entity Tax Identification Number	06-1538201
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	8 Yongfeng Street
Entity Address, Address Line Two	Liangzhou Districted
Entity Address, City or Town	Wuwei City
Entity Address, Country	CN
Entity Address, Postal Zip Code	621101
City Area Code	86
Local Phone Number	13732630571
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	700 Lavaca Street
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701